Brandon J. Cage

Assistant Vice President, Counsel

Law Department

(949) 219-3943 Telephone

(949) 219-3706 Facsimile

Brandon.Cage@PacificLife.com

May 16, 2013

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 49 to the Registration Statement for Pacific Innovations and Pacific Innovations Select Individual Flexible Premium Deferred Variable Annuities (File No. 333-93059) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company; Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 49, on Form N-4. This Post-Effective Amendment relates to individual flexible premium deferred variable annuity contracts designated as the Pacific Innovations and Pacific Innovations Select Individual Flexible Premium Deferred Variable Annuity Contracts, which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”

The purpose of this submission is to file new optional living benefit riders that are based on, and are substantially similar to, the optional living benefit riders filed for the Pacific Choice Variable Annuity (File No. 333-184973) and Pacific Journey Select (File No. 333-185328) registration statement filings, filed November 15, 2012 and December 7, 2012, respectively. We also made applicable modifications based on Staff comments for the Pacific Choice Variable Annuity (File No. 333-184973) and Pacific Journey Select (File No. 333-185328) registration statement filings, received on January 3, 2013 and January 8, 2013, respectively. All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of a prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ BRANDON J. CAGE

Brandon J. Cage